Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Notes payable, fair value	$ 923,731	$ 557,007
Contingently redeemable preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Contingently redeemable preferred stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Contingently redeemable preferred stock, shares issued (in shares)	0	10,826,000
Contingently redeemable preferred stock, shares outstanding (in shares)	0	10,826,000
Contingently redeemable preferred stock, total liquidation preference	$ 0	$ 45,164
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	324,564,000	271,576,000
Common stock, shares outstanding	324,564,000	271,576,000